Income Taxes - Summary of Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Uncertainties [Abstract]
Balance, beginning of fiscal year	$ 440	$ 465	$ 410
Impact from foreign exchange rates fluctuation	(6)	(25)	55
Balance, end of fiscal year	$ 434	$ 440	$ 465